Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Defined benefit pension schemes:
Retirement benefit assets	£ 3,379	£ 3,624
Retirement benefit obligations	(130)	(136)
Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	3,249	3,488
Retirement benefit assets	3,379	3,624
Retirement benefit obligations	(130)	(136)
Net pension scheme asset | Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	3,291	3,532
Other post-retirement schemes | Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	(42)	(44)
Net amounts presented in the balance sheet
Defined benefit pension schemes:
Present value of funded obligations	(28,633)	(30,201)
Fair value of scheme assets	£ 31,924	£ 33,733